Balance Sheet Components - Schedule of Accrued Liabilities (Detail) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accrued payroll and related benefits	$ 1,337,000	$ 1,652,000	$ 1,233,000
Accrued non-cancellable purchase commitments	0	0	1,502,000
Accrued accounts payable	465,000	946,000	517,000
Sales tax and medical device excise tax payable	37,000	499,000	98,000
Accrued legal and accounting	744,000	901,000	84,000
Accrued interest	49,000	142,000	78,000
Accrued debt facility fee	1,509,000
Other	447,000	296,000	536,000
Total accrued liabilities	$ 4,588,000	$ 4,436,000	$ 4,048,000